Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Reclassification of long-term deferred income tax liabilities	$ 26,916	$ 123,946
Tax carryforwards
Net operating loss carryforwards, tax effected	81,124	64,796
Roll forward of valuation allowance:
Balance at the beginning of the period	76,050
Balance at the end of the period	40,278	76,050
Tax benefits for awards issued and incremental tax benefits in excess of compensation expense	2,389	1,045	919
Federal
Tax carryforwards
Net operating loss carryforwards, before tax effect	70,329
Net operating loss carryforwards, tax effected	24,615
State
Tax carryforwards
Net operating loss carryforwards, tax effected	2,738
Net operating loss carryforwards subject to valuation allowance (as a percent)	45.00%
Foreign
Tax carryforwards
Net operating loss carryforwards, tax effected	53,771
Net operating loss carryforwards subject to valuation allowance (as a percent)	72.00%
Foreign tax credits	10,229
Valuation Allowance of Deferred Tax Assets
Roll forward of valuation allowance:
Balance at the beginning of the period	76,050	72,239	72,229
Charged (Credited) to Expense	(27,186)	2,274	9,844
Other Additions		1,537
Other Deductions	(8,586)		(9,834)
Balance at the end of the period	$ 40,278	$ 76,050	$ 72,239